Income Taxes (Details) ¥ in Millions, $ in Millions			6 Months Ended		12 Months Ended
	Jan. 01, 2023 CNY (¥)	Mar. 28, 2018 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2022 CNY (¥)
Income Taxes [Line Items]
Foreign enterprises rate, percentage			25.00%
Global income tax rate, percentage			25.00%
High and new technology enterprise preferential tax tate			15.00%
Total revenue, percentage			50.00%
Additional tax deduction, percentage			100.00%
Low-profit enterprises, percentage					12.50%
Assessable profits (in Yuan Renminbi) | ¥	¥ 3				¥ 1
Preferential tax rate, percentage	20.00%				20.00%
Income tax for dividends, percentage			10.00%
PRC tax rate, percentage			5.00%
Effective tax rates, percentage			(2.00%)	3.00%
Valuation allowance for deferred tax assets (in Dollars) | $
Minimum [Member]
Income Taxes [Line Items]
Profits tax amount (in Dollars) | $		$ 2
Profits tax rate, percentage		8.25%
Assessable profits (in Yuan Renminbi) | ¥					¥ 1
Preferential tax rate					20.00%
Maximum [Member]
Income Taxes [Line Items]
Profits tax amount (in Dollars) | $		$ 2
Profits tax rate, percentage		16.50%
Assessable profits (in Yuan Renminbi) | ¥					¥ 3
Assessable profit rate					25.00%
Preferential tax rate, percentage	25.00%